Employee benefits - Share-based payment - General information (Details) € in Millions, shares in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2020 EUR (€) employee country shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2020 EUR (€) employee country shares
Orange Vision 2020 free share award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	6.8				6.8
Estimated maximum issue of shares (in shares) | shares	9.2				9.2
Estimated number of beneficiaries | employee	144,000				144,000
Number of countries | country	87				87
Percentage of adjusted EBITDA including banking activities (as a percent)	50.00%
Organic cash-flow from telecom activities	50.00%
Period of approval of budget	3 years
Period of assessment of performance	3 years
Charge of the plan (including social security contributions) | €	€ 6	€ (53)	€ (52)	€ (11)
Charge of the plan recorded in equity | €	€ 87				€ 87
Long Term Incentive Plan (LTIP) 2017 - 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	1.2				1.2
Estimated maximum issue of shares (in shares) | shares	1.6				1.6
Estimated number of beneficiaries | employee	1,200				1,200
Organic cash-flow from telecom activities	50.00%
Total Shareholder Return (TSR)	50.00%
Charge of the plan (including social security contributions) | €	€ 1	(6)	(6)	€ (3)
Charge of the plan recorded in equity | €	€ 12				€ 12
Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	1.7				1.7
Estimated number of beneficiaries | employee	1,200				1,200
Organic cash-flow from telecom activities	50.00%
Total Shareholder Return (TSR)	50.00%
Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	1.7				1.7
Estimated number of beneficiaries | employee	1,200				1,200
Organic cash-flow from telecom activities	50.00%
Total Shareholder Return (TSR)	50.00%
Long Term Incentive Plan (LTIP) 2020 - 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	1.7				1.7
Estimated number of beneficiaries | employee	1,300				1,300
Organic cash-flow from telecom activities	40.00%
Total Shareholder Return (TSR)	40.00%
Corporate Social Responsability (CSR)	20.00%
Free share award plans long term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge of the plan (including social security contributions) | €		(10)			€ (15)
Charge of the plan recorded in equity | €	€ (13)	(8)	(3)		(13)
Charge of the plan recorded in social debt | €	€ (2)	€ (2)	€ 0		€ (2)